Employee Benefit Plans - Stock Options - General Information (Details) - Options - shares	12 Months Ended
	Dec. 30, 2016	May 07, 2012	Dec. 31, 2009
Employee Benefit Plans
Number of shares reserved (in shares)		5,500,000	3,000,000
Expiration term	5 years
Awards exercisable after one year from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	25.00%
Awards exercisable after two years from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	25.00%
Awards exercisable after three years from the date of grant
Employee Benefit Plans
Percentage of vesting of share-based compensation awards (as a percent)	50.00%